June 29, 2011

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Neuberger Berman Equity Funds
--Neuberger Berman Global Equity Fund,
Institutional Class, Class A and Class C
--Neuberger Berman Global Thematic Opportunities Fund,
Institutional Class, Class A and Class C

File Nos. 002-11357; 811-00582

Re: Post-Effective Amendment No. 156

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(b) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (“PEA 156”) on behalf of Class A, Class C and Institutional Class of Neuberger Berman Global Equity Fund and Neuberger Berman Global Thematic Opportunities Fund (the “Funds”).

PEA 156 includes the Class A, Class C and Institutional Class prospectus (the “Prospectus”) and statement of additional information (the “SAI”), relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Funds.  This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.  This transmission also includes a conformed copy of our firm?s representation letter pursuant to Rule 485(b), the original of which is also maintained at the office of the Registrant.

Please contact me at (202) 778-9430 or Lori L. Schneider at (202) 778-9305 with any questions or comments you may have.  Thank you for your attention.

Sincerely,
/s/ Christyn Rossman